PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - National Holdings Investments Ltd [Member]	Dec. 31, 2022 USD ($)
Prepaid Expenses	$ 16,077
Prepaid expenses and other current assets	$ 16,077